S000077298 [Member] Expense Example - Putnam ESG High Yield ETF - -	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	$ 711